Portfolio of Investments (unaudited)
As of July 31, 2023
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—118.7%
AUSTRALIA—1.8%
Diversified REITs—0.9%
Mirvac Group	2,086,127	$ 3,288,362
Retail REITs—0.3%
Scentre Group	681,961	1,290,469
Self Storage REITs—0.6%
National Storage REIT	1,318,749	2,059,805
Total Australia		6,638,636
BELGIUM—2.3%
Health Care REITs—1.6%
Aedifica SA	85,813	5,893,715
Industrial REITs—0.7%
Warehouses De Pauw CVA	81,837	2,418,060
Total Belgium		8,311,775
CANADA—2.3%
Multi-Family Residential REITs—0.8%
Canadian Apartment Properties REIT	78,239	3,050,292
Retail REITs—1.5%
SmartCentres Real Estate Investment Trust(a)	289,816	5,474,778
Total Canada		8,525,070
FINLAND—0.4%
Real Estate Operating Companies—0.4%
Kojamo Oyj	139,929	1,367,139
FRANCE—2.5%
Diversified REITs—0.5%
ICADE	46,408	1,890,686
Office REITs—1.3%
Covivio SA	39,045	1,885,156
Gecina SA	25,193	2,723,678
		4,608,834
Retail REITs—0.7%
Unibail-Rodamco-Westfield(b)	47,493	2,691,089
Total France		9,190,609
GERMANY—2.4%
Real Estate Development—0.6%
Instone Real Estate Group SE(c)	332,743	2,312,203
Real Estate Operating Companies—1.8%
TAG Immobilien AG(b)	259,303	2,914,714
Vonovia SE(a)	159,349	3,712,828
		6,627,542
Total Germany		8,939,745
HONG KONG—4.9%
Diversified Real Estate Activities—2.7%
Sun Hung Kai Properties Ltd.	791,500	9,938,564
Real Estate Operating Companies—1.6%
Swire Properties Ltd.	1,085,800	2,724,624
Wharf Real Estate Investment Co. Ltd.	628,000	3,370,141
		6,094,765
Retail REITs—0.6%
Link REIT	382,159	2,148,175
Total Hong Kong		18,181,504
	Shares	Value

JAPAN—11.8%
Diversified Real Estate Activities—4.6%
Mitsui Fudosan Co. Ltd.	381,200	$ 7,831,729
Sumitomo Realty & Development Co. Ltd.	103,300	2,768,380
Tokyu Fudosan Holdings Corp.	1,095,400	6,512,090
		17,112,199
Diversified REITs—1.3%
Canadian Solar Infrastructure Fund, Inc., UNIT	5,896	4,919,289
Hotel & Resort REITs—0.8%
Invincible Investment Corp.	6,802	2,817,968
Industrial REITs—1.6%
CRE Logistics REIT, Inc.	814	1,004,488
LaSalle Logiport REIT	1,952	2,088,272
Nippon Prologis REIT, Inc.	1,316	2,691,099
		5,783,859
Multi-Family Residential REITs—1.0%
Comforia Residential REIT, Inc.	794	1,900,806
Daiwa Securities Living Investments Corp.	2,044	1,637,207
		3,538,013
Office REITs—2.5%
Kenedix Office Investment Corp., REIT	1,592	3,785,364
Nippon Building Fund, Inc., REIT	926	3,881,617
Orix JREIT, Inc.	1,360	1,730,215
		9,397,196
Total Japan		43,568,524
MEXICO—4.2%
Industrial REITs—2.1%
Prologis Property Mexico SA de CV	1,411,618	5,241,827
TF Administradora Industrial S de Real de CV	1,227,675	2,496,407
		7,738,234
Real Estate Operating Companies—2.1%
Corp Inmobiliaria Vesta SAB de CV	2,097,954	7,606,258
Total Mexico		15,344,492
NETHERLANDS—0.6%
Real Estate Operating Companies—0.6%
CTP NV(a)(c)	167,975	2,301,597
SINGAPORE—3.1%
Industrial REITs—1.3%
Daiwa House Logistics Trust	10,299,000	4,763,215
Real Estate Operating Companies—1.1%
Capitaland India Trust, UNIT	4,659,180	3,994,410
Retail REITs—0.7%
CapitaLand Integrated Commercial Trust	1,779,100	2,731,424
Total Singapore		11,489,049
SWEDEN—1.0%
Real Estate Operating Companies—1.0%
Catena AB	90,513	3,477,089
SWITZERLAND—0.6%
Real Estate Operating Companies—0.6%
PSP Swiss Property AG	18,580	2,189,467
UNITED KINGDOM—7.0%
Diversified REITs—1.2%
Land Securities Group PLC(a)	536,423	4,454,880

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2023
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Industrial REITs—2.7%
Segro PLC(a)	1,015,276	$ 9,949,251
Multi-Family Residential REITs—1.4%
UNITE Group PLC (The)	409,104	5,107,893
Self Storage REITs—1.7%
Safestore Holdings PLC(a)	539,397	6,131,784
Total United Kingdom		25,643,808
UNITED STATES—73.8%
Data Center REITs—11.1%
Digital Realty Trust, Inc.(a)	135,274	16,857,846
Equinix, Inc.(a)	29,540	23,925,037
		40,782,883
Health Care REITs—9.0%
Omega Healthcare Investors, Inc.(a)	140,642	4,486,480
Sabra Health Care REIT, Inc.	332,112	4,314,135
Ventas, Inc.(a)	164,045	7,959,463
Welltower, Inc.(a)	197,941	16,260,853
		33,020,931
Hotel & Resort REITs—2.8%
DiamondRock Hospitality Co.(a)	216,003	1,836,025
Host Hotels & Resorts, Inc.(a)	462,634	8,512,466
		10,348,491
Industrial REITs—11.1%
Americold Realty Trust, Inc.	191,948	6,222,954
Prologis, Inc.(a)	277,497	34,617,751
		40,840,705
Mortgage REITs—0.7%
Blackstone Mortgage Trust, Inc., Class A(a)	108,818	2,501,726
Multi-Family Residential REITs—6.6%
AvalonBay Communities, Inc.(a)	73,177	13,804,841
UDR, Inc.	254,854	10,418,431
		24,223,272
Office REITs—4.0%
Alexandria Real Estate Equities, Inc.	51,693	6,496,776
Boston Properties, Inc.(a)	59,872	3,989,272
Equity Commonwealth	225,268	4,413,000
		14,899,048
	Shares	Value

Other Specialized REITs—4.6%
Gaming and Leisure Properties, Inc.(a)	133,026	$ 6,313,414
VICI Properties, Inc.(a)	333,113	10,486,397
		16,799,811
Retail REITs—11.4%
Brixmor Property Group, Inc.(a)	155,403	3,533,864
NNN REIT, Inc.	183,245	7,820,896
Realty Income Corp.(a)	268,838	16,391,053
Regency Centers Corp.	52,405	3,434,100
Simon Property Group, Inc.(a)	40,688	5,069,725
Spirit Realty Capital, Inc.	145,878	5,883,260
		42,132,898
Self Storage REITs—6.1%
Extra Space Storage, Inc.(a)	46,754	6,525,456
Public Storage(a)	57,188	16,112,719
		22,638,175
Single-Family Residential REITs—5.5%
American Homes 4 Rent, Class A	211,333	7,920,761
Equity LifeStyle Properties, Inc.(a)	170,984	12,170,641
		20,091,402
Telecom Tower REITs—0.9%
American Tower Corp.(a)	16,935	3,222,900
Total United States		271,502,242
Total Common Stocks		436,670,746
MUTUAL FUNDS—0.9%
CBRE Global Real Estate Income Fund	628,194	3,486,477
Total Investments (Cost $435,699,281)—119.6%		440,157,223
Liabilities in Excess of Other Assets—(19.6%)		(72,239,835)
Net Assets—100.0%		$367,917,388

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
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